Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 51,544	$ 49,292
Restricted cash		5,248	7,366
Ship mortgage notes and premium		572,951	571,597
Other long-term debt	[1]	428,657	441,233
Due from related parties, long-term	[2]	106,944	80,646
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		51,544	49,292
Restricted cash		5,248	7,366
Ship mortgage notes and premium		572,951	571,597
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt		428,657	441,233
Due from related parties, long-term		$ 106,944	$ 80,646

[1]	The fair value of the Company's other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.